Summary of Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 U.S. Treasury Bills	Dec. 31, 2011 Rabbi Trust Restricted Cash and Cash Equivalents Deferred Compensation
Significant Accounting Policies [Line Items]
Fair value of assets				$ 822
Short term investment	14,984	0	14,984
Maturity Date			Oct. 17, 2013
Accretion of discount to maturity			$ 5